UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 29, 2016

Date of reporting period:	November 30, 2015

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund

The fund's portfolio
11/30/15 (Unaudited)

COMMON STOCKS (86.1%)(a)
	Shares	Value

Aerospace and defense (1.0%)

Engility Holdings, Inc.	75,000	$2,595,000

Vectrus, Inc.(NON)	52,500	1,268,400

		3,863,400
Air freight and logistics (0.9%)

Atlas Air Worldwide Holdings, Inc.(NON)(S)	36,100	1,491,652

Park-Ohio Holdings Corp.	40,049	1,682,058

		3,173,710
Airlines (0.5%)

SkyWest, Inc.	92,900	1,914,669

		1,914,669
Auto components (1.6%)

Goodyear Tire & Rubber Co. (The)	85,700	2,989,216

Stoneridge, Inc.(NON)	202,340	2,960,234

		5,949,450
Banks (14.0%)

Ameris Bancorp	71,423	2,441,952

Banc of California, Inc.	162,058	2,434,111

Berkshire Hills Bancorp, Inc.	90,700	2,742,768

BNC Bancorp	78,900	2,011,950

Chemical Financial Corp.	92,551	3,410,504

Eagle Bancorp, Inc.(NON)	19,790	1,081,128

First Connecticut Bancorp, Inc.	66,100	1,206,325

First Merchants Corp.	81,800	2,224,960

Franklin Financial Network, Inc.(NON)	79,283	2,576,698

Fulton Financial Corp.	127,600	1,846,372

Great Western Bancorp, Inc.	82,900	2,505,238

Hanmi Financial Corp.	89,000	2,322,900

Lakeland Financial Corp.	41,400	1,992,996

Old National Bancorp	176,600	2,604,850

Pacific Premier Bancorp, Inc.(NON)	99,900	2,340,657

Popular, Inc. (Puerto Rico)	50,320	1,495,007

ServisFirst Bancshares, Inc.(S)	30,594	1,505,837

Simmons First National Corp. Class A	29,112	1,678,598

Southside Bancshares, Inc.	60,965	1,721,652

Sterling Bancorp	96,300	1,689,102

Tristate Capital Holdings, Inc.(NON)(S)	175,974	2,328,136

WesBanco, Inc.	57,400	1,947,008

Western Alliance Bancorp(NON)	33,500	1,299,465

Wintrust Financial Corp.	42,500	2,236,775

Yadkin Financial Corp.(S)	86,200	2,266,198

		51,911,187
Beverages (0.5%)

Cott Corp. (Canada)	188,210	1,968,677

		1,968,677
Biotechnology (1.3%)

Eagle Pharmaceuticals, Inc.(NON)(S)	28,100	2,575,084

Emergent BioSolutions, Inc.(NON)(S)	64,021	2,411,671

		4,986,755
Building products (1.8%)

CaesarStone Sdot-Yam, Ltd. (Israel)(S)	30,236	1,236,048

Continental Building Products, Inc.(NON)	118,943	2,169,520

NCI Building Systems, Inc.(NON)	100,291	1,189,451

PGT, Inc.(NON)	176,571	1,963,470

		6,558,489
Capital markets (0.6%)

OM Asset Management PLC (United Kingdom)	134,403	2,178,673

		2,178,673
Chemicals (3.0%)

American Vanguard Corp.(S)	153,500	2,419,160

Ferro Corp.(NON)	180,400	2,166,604

Kraton Performance Polymers, Inc.(NON)	93,100	2,071,475

Minerals Technologies, Inc.	32,897	2,024,481

Olin Corp.	58,500	1,273,545

Orion Engineered Carbons SA (Luxembourg)	97,000	1,220,260

		11,175,525
Commercial services and supplies (2.3%)

ARC Document Solutions, Inc.(NON)	260,500	1,318,130

Deluxe Corp.	38,500	2,258,025

Ennis, Inc.	78,921	1,577,631

Knoll, Inc.	89,800	2,000,744

Pitney Bowes, Inc.	72,900	1,574,640

		8,729,170
Communications equipment (0.1%)

Novatel Wireless, Inc.(NON)(S)	117,158	215,571

		215,571
Construction and engineering (1.5%)

EMCOR Group, Inc.	52,200	2,630,880

MasTec, Inc.(NON)(S)	119,700	2,445,471

Orion Marine Group, Inc.(NON)	138,700	607,506

		5,683,857
Consumer finance (1.1%)

Encore Capital Group, Inc.(NON)(S)	69,640	2,296,031

PRA Group, Inc.(NON)(S)	40,200	1,660,662

		3,956,693
Diversified consumer services (0.5%)

Carriage Services, Inc.	80,600	1,990,014

		1,990,014
Electric utilities (2.8%)

ALLETE, Inc.	40,900	2,083,855

IDACORP, Inc.	61,600	4,191,264

PNM Resources, Inc.	70,500	2,044,500

Portland General Electric Co.	51,100	1,886,612

		10,206,231
Electrical equipment (0.6%)

General Cable Corp.	150,600	2,295,144

		2,295,144
Electronic equipment, instruments, and components (2.1%)

Neonode, Inc.(NON)(S)	366,300	1,010,988

Newport Corp.(NON)	120,800	2,004,072

SuperCom, Ltd. (Israel)(NON)(S)	193,732	891,167

SYNNEX Corp.	17,100	1,612,017

TTM Technologies, Inc.(NON)	283,100	2,219,504

		7,737,748
Energy equipment and services (2.0%)

Core Laboratories NV	15,700	1,854,955

Independence Contract Drilling, Inc.(NON)(S)	105,536	643,770

Key Energy Services, Inc.(NON)(S)	439,131	233,706

Matrix Service Co.(NON)	121,500	2,793,285

Patterson-UTI Energy, Inc.	91,900	1,490,618

Tidewater, Inc.	24,800	235,848

		7,252,182
Food and staples retail (0.5%)

SpartanNash Co.	79,290	1,714,250

		1,714,250
Food products (0.6%)

B&G Foods, Inc.(S)	20,300	766,934

Sanderson Farms, Inc.(S)	21,200	1,585,972

		2,352,906
Gas utilities (0.5%)

Southwest Gas Corp.	36,300	2,035,704

		2,035,704
Health-care equipment and supplies (0.7%)

Alere, Inc.(NON)	35,800	1,477,466

Lantheus Holdings, Inc.(NON)	343,216	1,214,985

		2,692,451
Health-care providers and services (1.2%)

Air Methods Corp.(NON)(S)	54,300	2,372,910

Ensign Group, Inc. (The)	41,149	1,957,458

		4,330,368
Hotels, restaurants, and leisure (0.5%)

ClubCorp Holdings, Inc.	96,900	1,739,355

		1,739,355
Household durables (1.1%)

Century Communities, Inc.(NON)	106,100	2,024,388

Installed Building Products, Inc.(NON)(S)	31,611	792,172

WCI Communities, Inc.(NON)	50,545	1,223,694

		4,040,254
Independent power and renewable electricity producers (0.3%)

Dynegy, Inc.(NON)	76,700	1,236,404

		1,236,404
Insurance (7.7%)

Allied World Assurance Co. Holdings AG	66,300	2,408,016

American Financial Group, Inc.	37,932	2,806,968

AMERISAFE, Inc.	40,800	2,196,672

Employers Holdings, Inc.	68,600	1,880,326

Endurance Specialty Holdings, Ltd.	32,900	2,170,084

Hanover Insurance Group, Inc. (The)	36,300	3,070,980

Maiden Holdings, Ltd. (Bermuda)(S)	174,600	2,690,586

National General Holdings Corp.	114,000	2,497,740

Patriot National, Inc.(NON)	135,931	1,981,874

Reinsurance Group of America, Inc.	33,619	3,088,914

StanCorp Financial Group, Inc.	12,100	1,375,044

Validus Holdings, Ltd.	55,513	2,619,103

		28,786,307
Internet and catalog retail (0.6%)

FTD Cos., Inc.(NON)	83,000	2,201,160

		2,201,160
Internet software and services (2.8%)

Everyday Health, Inc.(NON)	199,135	1,224,680

GTT Communications, Inc.(NON)	90,000	1,907,100

j2 Global, Inc.	31,200	2,510,664

Monster Worldwide, Inc.(NON)(S)	357,733	2,303,801

Web.com Group, Inc.(NON)	104,400	2,527,524

		10,473,769
IT Services (1.7%)

Convergys Corp.	104,300	2,686,768

Everi Holdings, Inc.(NON)	309,400	1,181,908

Perficient, Inc.(NON)	147,600	2,580,048

		6,448,724
Leisure products (0.7%)

Smith & Wesson Holding Corp.(NON)(S)	132,700	2,433,718

		2,433,718
Machinery (0.6%)

Briggs & Stratton Corp.	126,100	2,400,944

		2,400,944
Media (1.3%)

Live Nation Entertainment, Inc.(NON)	57,200	1,452,308

Madison Square Garden Co. (The) Class A(NON)	4,666	758,038

MDC Partners, Inc. Class A	103,150	2,222,883

MSG Networks, Inc.(NON)	14,100	278,898

		4,712,127
Metals and mining (0.3%)

Globe Specialty Metals, Inc.	125,695	1,278,318

		1,278,318
Multi-utilities (1.0%)

Avista Corp.	105,500	3,651,355

		3,651,355
Oil, gas, and consumable fuels (4.5%)

Aegean Marine Petroleum Network, Inc. (Greece)	232,515	2,190,291

Bill Barrett Corp.(NON)(S)	63,000	395,640

Callon Petroleum Co.(NON)	166,084	1,576,137

Energen Corp.	30,100	1,784,629

EP Energy Corp. Class A(NON)(S)	111,100	628,826

Gulfport Energy Corp.(NON)	39,200	996,464

Memorial Resource Development Corp.(NON)(S)	113,800	1,853,802

PBF Energy, Inc. Class A	69,800	2,826,202

Ring Energy, Inc.(NON)(S)	117,709	1,173,559

Scorpio Tankers, Inc.	275,635	2,384,243

SM Energy Co.(S)	26,700	784,179

		16,593,972
Pharmaceuticals (0.1%)

POZEN, Inc.(NON)	70,600	535,854

		535,854
Professional services (1.7%)

Heidrick & Struggles International, Inc.	96,800	2,793,648

Kforce, Inc.	55,600	1,497,864

On Assignment, Inc.(NON)	47,100	2,198,628

		6,490,140
Real estate investment trusts (REITs) (6.9%)

American Assets Trust, Inc.	44,901	1,787,509

CBL & Associates Properties, Inc.	93,100	1,216,817

Cherry Hill Mortgage Investment Corp.	96,938	1,428,866

Colony Capital, Inc. Class A	85,900	1,757,514

Education Realty Trust, Inc.	37,264	1,373,178

EPR Properties	30,600	1,714,824

Healthcare Trust of America, Inc. Class A	36,450	951,710

iStar, Inc.(NON)(S)	190,400	2,513,280

MFA Financial, Inc.	215,760	1,506,005

One Liberty Properties, Inc.	52,070	1,163,244

Piedmont Office Realty Trust, Inc. Class A	61,200	1,192,788

RAIT Financial Trust	292,400	1,263,168

Rayonier, Inc.	102,200	2,466,086

Summit Hotel Properties, Inc.	211,414	2,818,149

Two Harbors Investment Corp.	219,700	1,867,450

ZAIS Financial Corp.	35,300	540,443

		25,561,031
Real estate management and development (0.5%)

RE/MAX Holdings, Inc. Class A	54,520	2,045,045

		2,045,045
Semiconductors and semiconductor equipment (3.1%)

Advanced Energy Industries, Inc.(NON)	80,900	2,359,853

Cypress Semiconductor Corp.(NON)(S)	202,715	2,193,376

FormFactor, Inc.(NON)	288,600	2,513,706

Tower Semiconductor, Ltd. (Israel)(NON)(S)	188,600	2,983,652

Xcerra Corp.(NON)	257,100	1,555,455

		11,606,042
Software (2.0%)

AVG Technologies NV (Netherlands)(NON)	104,389	2,201,564

Glu Mobile, Inc.(NON)(S)	294,700	996,086

Mentor Graphics Corp.	80,000	1,498,400

Xura, Inc.(NON)	104,400	2,700,828

		7,396,878
Specialty retail (0.3%)

Express, Inc.(NON)(S)	77,700	1,300,698

		1,300,698
Technology hardware, storage, and peripherals (1.4%)

BancTec, Inc. 144A CVR(F)	160,833	—

Logitech International SA (Switzerland)(S)	134,810	2,012,713

QLogic Corp.(NON)	166,000	2,141,400

Quantum Corp.(NON)(S)	1,367,700	1,204,807

		5,358,920
Textiles, apparel, and luxury goods (0.5%)

Steven Madden, Ltd.(NON)(S)	54,100	1,725,790

		1,725,790
Thrifts and mortgage finance (4.4%)

Flagstar Bancorp, Inc.(NON)	111,900	2,748,264

Meta Financial Group, Inc.	58,900	2,650,500

NMI Holdings, Inc. Class A(NON)	238,600	1,763,254

Provident Financial Services, Inc.	144,500	3,017,160

Walker & Dunlop, Inc.(NON)	39,049	1,153,507

Washington Federal, Inc.	98,200	2,537,488

WSFS Financial Corp.	71,700	2,449,268

		16,319,441
Trading companies and distributors (0.4%)

Stock Building Supply Holdings, Inc.(NON)	84,577	1,453,879

		1,453,879

Total common stocks (cost $289,267,139)		$320,662,949

INVESTMENT COMPANIES (3.3%)(a)
	Shares	Value

American Capital, Ltd.(NON)	145,900	$2,283,335

BlackRock Capital Investment Corp.	87,028	872,021

Hercules Technology Growth Capital, Inc.(S)	187,853	2,173,459

Solar Capital, Ltd.	134,175	2,441,985

TCP Capital Corp.(S)	140,219	2,143,949

TPG Specialty Lending, Inc.(S)	17,368	298,903

TriplePoint Venture Growth BDC Corp.(S)	164,561	2,030,683

Total investment companies (cost $13,245,058)		$12,244,335

SHORT-TERM INVESTMENTS (20.4%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.27%(d)	40,548,320	$40,548,320

Putnam Short Term Investment Fund 0.16%(AFF)	35,397,414	35,397,414

Total short-term investments (cost $75,945,734)		$75,945,734

TOTAL INVESTMENTS

Total investments (cost $378,457,931)(b)		$408,853,018

Key to holding's abbreviations
CVR	Contingent Value Rights

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2015 through November 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $372,296,329.
(b)	The aggregate identified cost on a tax basis is $378,677,765, resulting in gross unrealized appreciation and depreciation of $56,110,254 and $25,935,001, respectively, or net unrealized appreciation of $30,175,253.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$—	$3,226,251	$3,226,251	$71	$—
	Putnam Short Term Investment Fund*	36,101,320	89,101,950	89,805,856	28,833	35,397,414
	Totals	$36,101,320	$92,328,201	$93,032,107	$28,904	$35,397,414
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $40,548,320, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $39,289,783. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$26,092,566	$—	$—
Consumer staples	6,035,833	—	—
Energy	23,846,154	—	—
Financials	130,758,377	—	—
Health care	12,545,428	—	—
Industrials	42,563,402	—	—
Information technology	49,237,652	—	—**
Materials	12,453,843	—	—
Utilities	17,129,694	—	—
Total common stocks	320,662,949	—	—
Investment companies	12,244,335	—	—
Short-term investments	35,397,414	40,548,320	—

Totals by level	$368,304,698	$40,548,320	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
** Value of Level 3 security is $—.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2016